UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Report to Shareholders

Equity Index 500 Fund	June 30, 2015

The views and opinions in this report were current as of June 30, 2015. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks generated mixed results in the first six months of 2015, with small- and mid-cap shares returning decent gains, while large-caps were mostly flat. Many U.S. indexes retreated late in the period amid renewed turmoil over the Greek debt crisis, increasing concerns about China’s stock market and its ability to generate growth, and indications from the Federal Reserve that it would raise short-term interest rates sometime this year.

MARKET ENVIRONMENT

The U.S. economy gained traction after an early-year slowdown. Gross domestic product contracted slightly in the first quarter of 2015, but subsequent readings have led most analysts to forecast modestly positive economic growth this year. The unemployment rate declined to 5.3% in June, a seven-year low, from the 5.7% jobless rate in January. Inflation firmed since early this year but stayed below the Fed’s 2% target. The rate remained subdued thanks to low energy prices and a stronger U.S. dollar, which has made imported goods cheaper for consumers. The housing market picked up after a shaky start this year, with various gauges of new and existing home sales reaching their highest levels since the 2008 to 2009 recession. Meanwhile, the Fed continued to prepare markets for its first short-term rate hike since 2006. The central bank is widely expected to start raising its benchmark rate from near 0% sometime this year, though Fed Chair Janet Yellen has assured markets that any rate increases will be small and gradual. T. Rowe Price forecasts that the U.S. economy will show moderate growth in 2015 and that the Fed will likely raise rates at least once by year-end.

The S&P 500 Index gained 1.23% for the period. The health care sector posted the best gains in the S&P 500, driven by the stellar performance of the biotechnology industry, followed by the consumer discretionary sector. The utilities sector weighed most on results, followed by the energy sector and the industrials and business services sector.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing.

●	They are well diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund owned 1,441 and 1,649 holdings, respectively, as of June 30, 2015. (Diversification cannot assure a profit or protect against loss in a declining market.)

●	They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full-replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price-to-earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds so that the index funds can accommodate cash flows and remain fully invested.

●	They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund. Since the funds are designed to track their respective indexes, they do not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining.

●	Their expenses are generally low, which allows investors to retain more of their returns.

Equity Index 500 Fund
The Equity Index 500 Fund returned 1.11% in the six months ended June 30, 2015, versus 1.23% for the S&P 500 Index. Fund performance tends to slightly lag that of the benchmark due to operating and management expenses.

The health care sector posted strong gains, returning nearly 10% due to the extraordinary performance of the biotechnology industry. It was followed by the consumer discretionary sector, which added about 7%. The utilities sector declined the most, falling nearly 11%, followed by a 5% loss in the energy sector and a 3% drop in industrials and business services.

In health care, biotechnology company Gilead Sciences boosted performance. Its stock has been driven by increasingly favorable clinical data for several therapies that appear to eradicate hepatitis C. In consumer discretionary, Amazon.com was a strong performer amid positive investor reaction to its cloud computing and Amazon Web Services online storage businesses. Walt Disney also produced strong gains. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Lower energy prices pressured results for ExxonMobil and Chevron. Other companies that lost ground included Procter & Gamble, Intel, and Berkshire Hathaway.

Standard & Poor’s authorized several additions and deletions to the composition of the S&P 500 Index during the period. Please see the Evolving S&P 500 Index table on page 17 for a complete list of index changes.

Total Equity Market Index Fund
The Total Equity Market Index Fund returned 1.71% for the six months ended June 30, 2015, versus 1.93% for its benchmark, the S&P Total Market Index. Fund performance often slightly trails that of the benchmark due to operating and management expenses.

The S&P Total Market Index represents the entire U.S. stock market. It combines the S&P 500 and the S&P Completion Indexes, offering broad exposure to large-, mid-, small-, and micro-cap companies. Stocks in the S&P 500 represent over 75% of the S&P Total Market Index’s overall market value. As with the S&P 500, the largest holdings of the S&P Total Market Index have the greatest influence on the fund’s performance. In addition, the percentage weightings of the major sectors are somewhat similar between the two benchmarks.

The S&P Total Market Index sector performance was mixed. Health care was the top performing sector, gaining nearly 12%. Consumer discretionary and telecommunication services posted solid results and outperformed the benchmark. Utilities declined the most, followed by energy and industrials and business services.

Extended Equity Market Index Fund
The Extended Equity Market Index Fund returned 4.84% for the six months ended June 30, 2015, identical to its benchmark, the S&P Completion Index. Fund performance tends to slightly lag that of the benchmark because of the fund’s operating and management expenses; however, the fund’s sample of stocks was on par with the index in our reporting period.

The S&P Completion Index, a subset of the S&P Total Market Index, excludes all S&P 500 stocks. The index covers more than 3,400 companies and provides exposure to mid-, small-, and micro-cap companies.

Health care was the best-performing sector with a gain of over 21%, as many of the biotechnology companies that performed extraordinary well were small-caps. Other sectors that performed well albeit below the gains of health care, included telecommunication services, information technology, and consumer discretionary. Utilities declined by more than 10%, far worse than other sectors that lost ground, including materials and energy. In health care, Pharmacyclics was a top contributor. The company, which is being acquired by AbbVie, is a rapidly growing biotechnology firm with a drug that is very effective against many forms of cancer; the drug is growing on a strong trajectory. On the downside, holdings of United Continental hurt results given the growing fear among investors that airlines are becoming less disciplined about limiting capacity additions and maintaining strong pricing. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

OUTLOOK

The U.S. economy continues to gradually improve as shown by moderate job growth, steadily falling unemployment, improving household income and spending, and expanding business investment. While we don’t believe that investors should expect a repeat of last year’s strong stock market performance, we believe that corporate earnings growth will expand at a moderate pace. We remain focused on our role of replicating the structure and performance of the S&P indexes to provide our investors with broad exposure to large-cap stocks; small-, mid-, and micro-cap stocks; and the entire U.S. stock market.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

E. Frederick Bair
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund, Extended Equity Market Index Fund, and Total Equity Market Index Fund

Ken D. Uematsu
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund, Extended Equity Market Index Fund, and Total Equity Market Index Fund

July 18, 2015

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment programs.

Supplement to Prospectus Dated May 1, 2015

To reflect the lowering of the fund’s management fee from 0.35% to 0.30% effective August 1, 2015, the fee table and expense example on page 1 are revised as follows:

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

On page 25, the first paragraph under “The Management Fee” is revised as follows:

The fund pays the investment adviser an annual all-inclusive management fee of 0.30% based on the fund’s average daily net assets. The management fee is calculated and accrued daily and it includes investment management services and ordinary, recurring operating expenses, but does not cover interest, expenses related to borrowing, taxes, and brokerage, or nonrecurring extraordinary expenses. Effective August 1, 2015, the annual all-inclusive management fee was lowered from 0.35% to 0.30%.

Supplement to Prospectus Dated May 1, 2015

To reflect the lowering of the fund’s management fee from 0.40% to 0.35% effective August 1, 2015, the fee table and expense example on page 1 are revised as follows:

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

On page 26, the first paragraph under “The Management Fee” is revised as follows:

The fund pays the investment adviser an annual all-inclusive management fee of 0.35% based on the fund’s average daily net assets. The management fee is calculated and accrued daily and it includes investment management services and ordinary, recurring operating expenses, but does not cover interest, expenses related to borrowing, taxes, and brokerage, or nonrecurring extraordinary expenses. Effective August 1, 2015, the annual all-inclusive management fee was lowered from 0.40% to 0.35%.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

Price-to-cash flow ratio: A valuation measure calculated by dividing the price of a stock by its current cash flow per share. This ratio gives investors an idea of the market’s expectation of a firm’s future financial health by removing the effects of depreciation and other noncash factors.

Price-to-earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its reported earnings per share. The ratio is a measure of how much investors are willing to pay for the company’s earnings.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 3,300 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market Index’s value. The index includes approximately 3,800 stocks.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Equity Index 500 Fund	Percent of Net Assets 6/30/15
Apple	3.9%
Microsoft	2.0
ExxonMobil	1.9
Google	1.7
Johnson & Johnson	1.5
General Electric	1.5
Wells Fargo	1.4
JPMorgan Chase	1.4
Berkshire Hathaway	1.4
Procter & Gamble	1.2
Pfizer	1.1
Verizon Communications	1.0
AT&T	1.0
Chevron	1.0
Facebook	1.0
Walt Disney	1.0
Bank of America	1.0
Gilead Sciences	0.9
Citigroup	0.9
Amazon.com	0.9
Merck	0.9
Coca-Cola	0.8
Comcast	0.8
IBM	0.8
Intel	0.8
Total	31.8%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Total Equity Market Index Fund	Percent of Net Assets 6/30/15
Apple	3.1%
Microsoft	1.6
ExxonMobil	1.5
Google	1.3
Johnson & Johnson	1.2
General Electric	1.1
Wells Fargo	1.1
JPMorgan Chase	1.1
Berkshire Hathaway	1.1
Procter & Gamble	0.9
Pfizer	0.9
Verizon Communications	0.8
AT&T	0.8
Gilead Sciences	0.8
Walt Disney	0.8
Facebook	0.8
Bank of America	0.8
Chevron	0.7
Amazon.com	0.7
Citigroup	0.7
Merck	0.7
Coca-Cola	0.7
Comcast	0.7
IBM	0.6
Home Depot	0.6
Total	25.1%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Extended Equity Market Index Fund	Percent of Net Assets 6/30/15
Liberty Global	1.0%
Illumina	0.6
Tesla Motors	0.6
BioMarin Pharmaceutical	0.5
LinkedIn	0.5
United Continental	0.5
Las Vegas Sands	0.5
Twitter	0.4
Incyte	0.4
Cheniere Energy	0.3
Bunge Limited	0.3
SBA Communications	0.3
Concho Resources	0.3
DISH Network	0.3
T-Mobile US	0.3
Palo Alto Networks	0.3
Charter Communications	0.3
Celanese	0.3
Verisk Analytics	0.3
Liberty Media	0.3
Alkermes	0.2
Hilton Worldwide Holdings	0.2
Alnylam Pharmaceuticals	0.2
Federal Realty Investment Trust	0.2
TD Ameritrade Holding	0.2
Total	9.3%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights For a share outstanding throughout each period

	6 Months Ended 6/30/15	Year Ended 12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
NET ASSET VALUE						
Beginning of period	$ 55.47	$ 49.79	$ 38.40	$ 33.88	$ 33.86	$ 30.03
Investment activities						
Net investment income[(1)]	0.54	0.95	0.81	0.77	0.60[(2)]	0.54[(2)]
Net realized and unrealized gain / loss	0.08	5.67	11.39	4.52	0.02	3.83
Total from investment activities	0.62	6.62	12.20	5.29	0.62	4.37
Distributions						
Net investment income	(0.53)	(0.94)	(0.81)	(0.77)	(0.60)	(0.54)
NET ASSET VALUE						
End of period	**$ 55.56**	**$ 55.47**	**$ 49.79**	**$ 38.40**	**$ 33.88**	**$ 33.86**

Ratios/Supplemental Data

Total return[(3)]	**1.11%**	**13.40%**	**32.02%**	**15.68%**	**1.87%[(2)]**	**14.71%[(2)]**
Ratio of total expenses to average net assets	0.27%[(4)]	0.27%	0.28%	0.29%	0.30%[(2)]	0.32%[(2)]
Ratio of net investment income to average net assets	1.92%[(4)]	1.81%	1.82%	2.08%	1.75%[(2)]	1.76%[(2)]
Portfolio turnover rate	3.5%	5.7%	10.4%	7.5%	5.5%	8.2%
Net assets, end of period (in millions)	$ 25,271	$ 24,367	$ 20,257	$ 15,551	$ 13,411	$ 13,199

(1) Per share amounts calculated using average shares outstanding method.

(2) Excludes expenses in excess of a 0.30% contractual expense limitation in effect through 4/30/16 and expenses in excess of a 0.35% contractual expense limitation in effect through 4/30/10.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.

(4) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 99.6%		
CONSUMER DISCRETIONARY 12.7%		
Auto Components 0.4%		
Borg-Warner	318,200	18,086
Delphi Automotive	400,100	34,045
Goodyear Tire & Rubber	370,850	11,181
Johnson Controls	900,487	44,601
		107,913
Automobiles 0.6%		
Ford Motor	5,428,228	81,478
General Motors	1,825,600	60,847
Harley-Davidson	294,190	16,578
		158,903
Distributors 0.1%		
Genuine Parts	212,612	19,035
		19,035
Diversified Consumer Services 0.0%		
H&R Block	390,138	11,568
		11,568
Hotels, Restaurants & Leisure 1.7%		
Carnival	605,398	29,901
Chipotle Mexican Grill (1)	42,500	25,712
Darden Restaurants	173,952	12,365
Marriott, Class A	288,122	21,433
McDonald's	1,321,064	125,594
Royal Caribbean Cruises	231,200	18,193
Starbucks	2,055,972	110,231
Starwood Hotels & Resorts Worldwide	240,245	19,481
Wyndham Worldwide	161,317	13,213
Wynn Resorts	105,400	10,400

Yum! Brands	596,120	53,698
		440,221
Household Durables 0.5%		
D. R. Horton	437,800	11,978
Garmin (2)	170,400	7,486
Harman International	92,200	10,966
Leggett & Platt	196,596	9,570
Lennar, Class A (2)	241,300	12,316
Mohawk Industries (1)	88,100	16,818
Newell Rubbermaid	373,525	15,356
Pulte Group	471,444	9,500
Whirlpool	107,808	18,656
		112,646
Internet & Catalog Retail 1.6%		
Amazon.com (1)(2)	526,100	228,375
Expedia	131,750	14,407
Netflix (1)	83,500	54,855
Priceline (1)	71,270	82,058
TripAdvisor (1)	159,450	13,894
		393,589
Leisure Products 0.1%		
Hasbro	155,821	11,654
Mattel	490,319	12,596
		24,250
Media 3.7%		
Cablevision Systems, Class A (2)	334,700	8,013
CBS, Class B	631,967	35,074
Comcast, Class A	3,488,176	209,779
DIRECTV (1)	695,500	64,535
Discovery Communications, Class A (1)(2)	214,000	7,118
Discovery Communications, Class C (1)	375,100	11,658
Gannett (1)	117,399	1,642

Interpublic Group	553,125	10,659
News Corp, Class A (1)	676,272	9,867
Omnicom	341,766	23,749
Scripps Networks Interactive (2)	131,100	8,570
TEGNA	314,798	10,096
Time Warner	1,139,581	99,611
Time Warner Cable, Class A	389,526	69,402
Twenty-First Century Fox, Class A	2,437,989	79,344
Viacom, Class B	499,667	32,298
Walt Disney	2,159,268	246,459
		927,874
Multiline Retail 0.8%		
Dollar General	410,300	31,897
Dollar Tree (1)	276,200	21,817
Family Dollar Stores	130,009	10,246
Kohl's	285,022	17,845
Macy's	468,384	31,602
Nordstrom	193,902	14,445
Target	873,917	71,338
		199,190
Specialty Retail 2.3%		
Autonation (1)	104,251	6,566
AutoZone (1)	43,045	28,707
Bed Bath & Beyond (1)	250,422	17,274
Best Buy	403,213	13,149
CarMax (1)	288,400	19,095
GameStop (2)	162,400	6,977
Gap	365,301	13,943
Home Depot	1,789,795	198,900
L Brands	343,201	29,423
Lowe's	1,285,118	86,064
O'Reilly Automotive (1)	136,900	30,937
Ross Stores	571,900	27,800

Staples	858,371	13,142
Tiffany	161,407	14,817
TJX	945,528	62,565
TSC	184,300	16,576
Urban Outfitters (1)(2)	153,000	5,355
		591,290
Textiles, Apparel & Luxury Goods 0.9%		
Coach	366,290	12,677
Fossil (1)	61,900	4,294
Hanesbrands	552,000	18,393
Michael Kors Holdings (1)	278,600	11,726
Nike, Class B	964,340	104,168
PVH	119,100	13,720
Ralph Lauren	87,200	11,542
Under Armour (1)	230,500	19,233
V. F.	466,408	32,527
		228,280
Total Consumer Discretionary		3,214,759
CONSUMER STAPLES 9.4%		
Beverages 2.1%		
Brown-Forman, Class B	218,619	21,901
Coca-Cola	5,398,164	211,770
Coca-Cola Enterprises	302,574	13,144
Constellation Brands, Class A	236,600	27,450
Dr Pepper Snapple	261,200	19,041
Molson Coors Brewing, Class B	223,512	15,603
Monster Beverage (1)	205,400	27,528
PepsiCo	2,051,923	191,527
		527,964
Food & Staples Retailing 2.4%		
Costco Wholesale	604,507	81,645

CVS Health	1,554,751	163,062
Kroger	664,853	48,208
Sysco	806,204	29,104
Wal-Mart	2,169,557	153,887
Walgreens Boots Alliance	1,196,760	101,054
Whole Foods Market	491,500	19,385
		596,345
Food Products 1.7%		
Archer-Daniels-Midland	868,816	41,894
Campbell Soup (2)	240,749	11,472
ConAgra	570,861	24,958
General Mills	821,358	45,766
Hershey Foods	207,706	18,451
Hormel Foods	182,538	10,290
J.M. Smucker	135,400	14,679
Kellogg	341,936	21,439
Keurig Green Mountain	170,800	13,088
Kraft Foods	817,983	69,643
McCormick	167,005	13,519
Mead Johnson Nutrition, Class A	281,800	25,424
Mondelez International	2,252,253	92,658
Tyson Foods, Class A	410,700	17,508
		420,789
Household Products 1.7%		
Clorox	180,597	18,786
Colgate-Palmolive	1,186,982	77,640
Kimberly-Clark	498,540	52,830
Procter & Gamble	3,746,760	293,147
		442,403
Personal Products 0.1%		
Estee Lauder, Class A	303,100	26,267
		26,267

Tobacco 1.4%		
Altria Group	2,717,806	132,928
Philip Morris International	2,134,906	171,155
Reynolds American	571,558	42,673
		346,756
Total Consumer Staples		2,360,524
ENERGY 7.8%		
Energy Equipment & Services 1.3%		
Baker Hughes	600,567	37,055
Cameron International (1)	275,300	14,417
Diamond Offshore Drilling (2)	104,600	2,700
Ensco	345,500	7,694
FMC Technologies (1)	318,700	13,223
Halliburton	1,166,108	50,224
Helmerich & Payne (2)	156,400	11,014
National Oilwell Varco	526,854	25,437
Noble (2)	344,400	5,300
Schlumberger	1,758,978	151,606
Transocean (2)	481,130	7,756
		326,426
Oil, Gas & Consumable Fuels 6.5%		
Anadarko Petroleum	691,640	53,989
Apache	525,437	30,281
Cabot Oil & Gas (2)	570,500	17,994
California Resources	406,417	2,455
Chesapeake Energy (2)	695,200	7,765
Chevron	2,591,121	249,965
Cimarex Energy	129,100	14,241
ConocoPhillips	1,690,813	103,833
CONSOL Energy (2)	302,300	6,572
Devon Energy	532,212	31,661
EOG Resources	754,208	66,031

EQT	204,729	16,653
Exxon Mobil Corporation	5,761,032	479,318
Hess	343,452	22,970
Kinder Morgan	2,389,900	91,748
Marathon Oil	944,682	25,072
Marathon Petroleum	746,982	39,075
Murphy Oil	237,500	9,873
Newfield Exploration (1)	237,200	8,568
Noble Energy	534,100	22,795
Occidental Petroleum	1,053,094	81,899
ONEOK	279,800	11,047
Phillips 66	757,756	61,045
Pioneer Natural Resources	211,100	29,277
QEP Resources	215,000	3,980
Range Resources	228,400	11,278
Southwestern Energy (1)	529,800	12,042
Spectra Energy	904,737	29,494
Tesoro Petroleum	175,200	14,789
Valero Energy	718,634	44,987
Williams Companies	930,270	53,388
		1,654,085
Total Energy		1,980,511
FINANCIALS 16.5%		
Banks 6.2%		
Bank of America	14,470,465	246,287
BB&T	999,458	40,288
Citigroup	4,191,779	231,554
Comerica	245,685	12,609
Fifth Third Bancorp	1,124,196	23,406
Huntington Bancshares	1,073,658	12,143
JPMorgan Chase	5,113,413	346,485
KeyCorp	1,183,084	17,770
M&T Bank (2)	184,492	23,049

Peoples United Financial	423,100	6,859
PNC Financial Services Group	714,557	68,347
Regions Financial	1,804,665	18,696
SunTrust	713,311	30,687
U.S. Bancorp	2,451,022	106,374
Wells Fargo	6,469,827	363,863
Zions Bancorporation	269,328	8,547
		1,556,964
Capital Markets 2.3%		
Affiliated Managers Group (1)	76,300	16,679
Ameriprise Financial	248,239	31,013
Bank of New York Mellon	1,537,072	64,511
BlackRock	176,660	61,121
Charles Schwab	1,594,599	52,064
E*TRADE Financial (1)	387,705	11,612
Franklin Resources	539,011	26,428
Goldman Sachs	556,824	116,259
Invesco	597,100	22,385
Legg Mason	136,600	7,039
Morgan Stanley	2,131,964	82,699
Northern Trust	302,632	23,139
State Street	569,223	43,830
T. Rowe Price Group (4)	362,552	28,181
		586,960
Consumer Finance 0.8%		
American Express	1,204,199	93,590
Capital One Financial	750,124	65,989
Discover Financial	627,562	36,160
Navient	559,524	10,189
		205,928
Diversified Financial Services 2.0%		
Berkshire Hathaway, Class B (1)	2,515,000	342,317
CME Group	437,780	40,740

Intercontinental Exchange	154,828	34,621
Leucadia National	453,500	11,011
McGraw Hill Financial	375,524	37,721
Moody's	241,988	26,125
NASDAQ OMX Group	172,100	8,400
		500,935
Insurance 2.7%		
ACE	449,600	45,715
Aflac	599,084	37,263
Allstate	575,567	37,337
American International Group	1,837,230	113,578
Aon	383,695	38,247
Assurant	98,300	6,586
Chubb	317,488	30,206
Cincinnati Financial	204,323	10,253
Genworth Financial, Class A (1)	653,800	4,949
Hartford Financial Services	567,275	23,582
Lincoln National	367,081	21,738
Loews	416,782	16,050
Marsh & McLennan	733,693	41,600
MetLife	1,526,154	85,449
Principal Financial Group	378,592	19,418
Progressive	749,360	20,855
Prudential Financial	623,995	54,612
The Travelers Companies	443,296	42,849
Torchmark	161,369	9,395
Unum Group	343,529	12,281
XL Group	409,076	15,218
		687,181
Real Estate Investment Trusts 2.4%		
AIMCO, REIT	215,318	7,952
American Tower, REIT	576,180	53,752
AvalonBay Communities, REIT	179,963	28,771

Boston Properties, REIT	215,300	26,060
Crown Castle International, REIT	454,900	36,528
Equinix, REIT	75,900	19,278
Equity Residential, REIT	506,675	35,553
Essex Property Trust, REIT	90,000	19,125
General Growth Properties, REIT	842,300	21,613
HCP, REIT	625,200	22,801
Health Care REIT, REIT	474,080	31,114
Host Hotels & Resorts, REIT	1,018,097	20,189
Iron Mountain, REIT	252,503	7,828
Kimco Realty, REIT	576,000	12,983
Macerich Company, REIT	196,900	14,689
Plum Creek Timber, REIT	238,768	9,687
Prologis, REIT	722,127	26,791
Public Storage, REIT	206,000	37,980
Realty Income, REIT (2)	303,600	13,477
Simon Property Group, REIT	433,434	74,993
SL Green Realty, REIT	144,000	15,824
Urban Edge Properties, REIT	114,793	2,386
Ventas, REIT	462,000	28,685
Vornado Realty Trust, REIT	243,986	23,162
Weyerhaeuser, REIT	712,577	22,446
WP GLIMCHER, REIT	8,767	119
		613,786
Real Estate Management & Development 0.1%		
CBRE Group (1)	404,500	14,967
		14,967
Thrifts & Mortgage Finance 0.0%		
Hudson City Bancorp	655,200	6,473
		6,473
Total Financials		4,173,194

HEALTH CARE 15.4%

Biotechnology 3.2%

Alexion Pharmaceuticals (1)	308,500	55,768
Amgen	1,047,732	160,848
Biogen (1)	324,059	130,900
Celgene (1)	1,097,104	126,973
Gilead Sciences	2,024,868	237,072
Regeneron Pharmaceuticals (1)	103,900	53,002
Vertex Pharmaceuticals (1)	330,500	40,810
		805,373

Health Care Equipment & Supplies 2.2%

Abbott Laboratories	2,079,217	102,048
Baxter International	746,249	52,185
Becton, Dickinson & Company	286,567	40,592
Boston Scientific (1)	1,816,129	32,146
C. R. Bard	101,354	17,301
DENTSPLY International	195,600	10,083
Edwards Lifesciences (1)	150,590	21,449
Intuitive Surgical (1)	50,200	24,322
Medtronic	1,967,473	145,790
St. Jude Medical	387,421	28,309
Stryker	409,851	39,169
Varian Medical Systems (1)	140,100	11,815
Zimmer Biomet Holdings	236,981	25,885
		551,094

Health Care Providers & Services 3.0%

Aetna	483,321	61,604
AmerisourceBergen	284,324	30,235
Anthem	366,874	60,219
Cardinal Health	453,202	37,910
Cigna	354,528	57,434
DaVita HealthCare Partners (1)	241,000	19,152

Express Scripts Holding (1)	997,338	88,703
HCA Holdings (1)	402,900	36,551
Henry Schein (1)	116,000	16,486
Humana	204,354	39,089
Laboratory Corporation of America (1)	139,800	16,947
McKesson	320,459	72,042
Patterson Companies	108,100	5,259
Quest Diagnostics	197,196	14,301
Tenet Healthcare (1)	139,908	8,098
UnitedHealth Group	1,321,246	161,192
Universal Health Services	127,300	18,089
		743,311
Health Care Technology 0.1%		
Cerner (1)	423,212	29,227
		29,227
Life Sciences Tools & Services 0.4%		
Agilent Technologies	462,536	17,845
PerkinElmer	158,500	8,344
Thermo Fisher Scientific	544,607	70,668
Waters (1)	114,335	14,678
		111,535
Pharmaceuticals 6.5%		
AbbVie	2,382,817	160,102
Allergan (1)	540,671	164,072
Bristol-Myers Squibb	2,287,310	152,198
Eli Lilly	1,345,280	112,317
Endo International (1)	275,500	21,944
Hospira (1)	238,162	21,127
Johnson & Johnson	3,832,990	373,563
Mallinckrodt (1)	155,400	18,294
Merck	3,914,599	222,858
Mylan (1)	566,305	38,429
Perrigo	197,800	36,559

Pfizer	8,503,781	285,132
Zoetis	684,700	33,016
		1,639,611
Total Health Care		3,880,151

INDUSTRIALS & BUSINESS SERVICES 10.1%

Aerospace & Defense 2.7%

Boeing	886,080	122,917
General Dynamics	433,072	61,362
Harris	169,800	13,059
Honeywell International	1,090,066	111,154
L-3 Communication	110,869	12,570
Lockheed Martin	375,744	69,851
Northrop Grumman	272,959	43,300
Precision Castparts	192,900	38,555
Raytheon	421,958	40,373
Rockwell Collins	184,581	17,046
Textron	386,290	17,240
United Technologies	1,135,596	125,972
		673,399

Air Freight & Logistics 0.7%

C.H. Robinson Worldwide	181,000	11,292
Expeditors International of Washington	236,800	10,918
FedEx	356,510	60,749
UPS, Class B	954,369	92,488
		175,447

Airlines 0.4%

American Airlines	952,900	38,054
Delta Air Lines	1,133,600	46,568
Southwest Airlines	908,245	30,054
		114,676

Building Products 0.1%		
Allegion	130,420	7,844
Masco	461,654	12,312
		20,156
Commercial Services & Supplies 0.4%		
ADT (2)	235,750	7,914
Cintas	126,211	10,676
Pitney Bowes	274,138	5,705
Republic Services	339,206	13,287
Stericycle (1)	118,300	15,842
Tyco International	578,000	22,241
Waste Management	582,110	26,981
		102,646
Construction & Engineering 0.1%		
Fluor	196,590	10,421
Jacobs Engineering Group (1)	176,400	7,166
Quanta Services (1)	294,800	8,496
		26,083
Electrical Equipment 0.5%		
AMETEK	335,300	18,368
Eaton	652,251	44,020
Emerson Electric	920,860	51,043
Rockwell Automation	185,446	23,114
		136,545
Industrial Conglomerates 2.4%		
3M	874,201	134,889
Danaher	845,838	72,395
GE	13,914,968	369,721
Roper Technologies	135,100	23,299
		600,304

Machinery 1.5%		
Caterpillar	827,884	70,221
Cummins	233,796	30,672
Deere	447,596	43,439
Dover	212,709	14,928
Flowserve	180,000	9,479
Illinois Tool Works	466,078	42,781
Ingersoll-Rand	358,960	24,201
Joy Global (2)	110,500	4,000
PACCAR	489,208	31,216
Pall	142,142	17,690
Parker-Hannifin	191,408	22,266
Pentair	251,869	17,316
Snap-On	81,900	13,043
Stanley Black & Decker	219,732	23,125
Xylem	246,500	9,138
		373,515
Professional Services 0.2%		
Dun & Bradstreet	47,200	5,759
Equifax	166,745	16,189
Nielsen	513,200	22,976
Robert Half International	183,462	10,182
		55,106
Road & Rail 0.9%		
CSX	1,368,712	44,688
J.B. Hunt Transport Services	123,870	10,169
Kansas City Southern	152,000	13,862
Norfolk Southern	420,869	36,767
Ryder System	74,793	6,535
Union Pacific	1,206,452	115,059
		227,080

Trading Companies & Distributors 0.2%		
Fastenal (2)	372,100	15,695
United Rentals (1)	134,200	11,759
W. W. Grainger	85,032	20,123
		47,577
Total Industrials & Business Services		2,552,534
INFORMATION TECHNOLOGY 19.5%		
Communications Equipment 1.5%		
Cisco Systems	7,051,309	193,629
F5 Networks (1)	95,370	11,478
Juniper Networks	512,100	13,299
Motorola Solutions	256,262	14,694
QUALCOMM	2,245,385	140,628
		373,728
Electronic Equipment, Instruments & Components 0.4%		
Amphenol, Class A	421,000	24,405
Corning	1,742,469	34,379
First Solar (1)	103,900	4,881
FLIR Systems	179,300	5,526
Keysight Technologies (1)	209,768	6,543
TE Connectivity	568,700	36,568
		112,302
Internet Software & Services 3.3%		
Akamai Technologies (1)	233,200	16,282
eBay (1)	1,526,743	91,971
Facebook (1)	2,908,700	249,464
Google, Class A (1)	394,400	212,992
Google, Class C	396,484	206,374
VeriSign (1)(2)	153,400	9,468
Yahoo! (1)	1,209,696	47,529
		834,080

IT Services 3.4%		
Accenture, Class A (2)	863,888	83,607
Alliance Data Systems (1)	84,820	24,762
Automatic Data Processing	646,881	51,899
Cognizant Technology Solutions, ADR (1)	834,900	51,004
Computer Sciences	188,711	12,387
Fidelity National Information	389,500	24,071
Fiserv (1)	327,330	27,113
IBM	1,261,858	205,254
MasterCard, Class A	1,340,400	125,301
Paychex	467,505	21,917
Teradata (1)(2)	194,398	7,193
Total System Services	225,262	9,409
Visa, Class A	2,670,000	179,290
Western Union	735,703	14,957
Xerox	1,328,366	14,134
		852,298
Semiconductor & Semiconductor Equipment 2.4%		
Altera	415,716	21,285
Analog Devices	435,974	27,983
Applied Materials	1,703,471	32,741
Avago Technologies (2)	353,500	46,991
Broadcom, Class A	742,827	38,248
Intel	6,544,816	199,060
KLA-Tencor	219,728	12,351
Lam Research	226,340	18,413
Linear Technology	323,314	14,300
Microchip Technology (2)	278,600	13,213
Micron Technology (1)	1,469,936	27,694
NVIDIA	706,861	14,215
Qorvo (1)	205,900	16,528
Skyworks Solutions	262,300	27,305
Texas Instruments	1,439,784	74,163

Xilinx	373,083	16,475
		600,965
Software 3.7%		
Adobe Systems (1)	651,442	52,773
Autodesk (1)	309,996	15,523
CA	439,076	12,861
Citrix Systems (1)	227,506	15,962
Electronic Arts (1)	415,920	27,659
Intuit	377,584	38,049
Microsoft	11,165,253	492,946
Oracle	4,392,567	177,020
Red Hat (1)	245,800	18,664
Salesforce.com (1)	831,500	57,897
Symantec	951,367	22,119
		931,473
Technology Hardware, Storage & Peripherals 4.8%		
Apple	7,956,524	997,947
EMC	2,719,663	71,772
Hewlett-Packard	2,493,043	74,816
NetApp	410,823	12,966
SanDisk	291,400	16,965
Seagate Technology (2)	426,100	20,240
Western Digital	296,500	23,251
		1,217,957
Total Information Technology		4,922,803
MATERIALS 3.1%		
Chemicals 2.4%		
Air Products & Chemicals	265,283	36,299
Airgas	98,226	10,390
CF Industries	336,200	21,611
Dow Chemical	1,491,699	76,330

Eastman Chemical	199,408	16,315
Ecolab	371,489	42,004
EI du Pont de Nemours	1,245,123	79,626
FMC	179,100	9,412
International Flavors & Fragrances	107,854	11,787
Lyondellbasell Industries, Class A	545,900	56,512
Monsanto	660,652	70,419
Mosaic	423,450	19,839
PPG Industries	371,346	42,601
Praxair	387,439	46,318
Sherwin-Williams	112,599	30,967
Sigma Aldrich	163,736	22,817
		593,247
Construction Materials 0.1%		
Martin Marietta Materials	87,400	12,368
Vulcan Materials (2)	186,583	15,660
		28,028
Containers & Packaging 0.2%		
Avery Dennison	125,177	7,628
Ball	193,404	13,567
MeadWestvaco	335,869	15,850
Owens-Illinois (1)	222,000	5,093
Sealed Air	289,540	14,876
		57,014
Metals & Mining 0.3%		
Alcoa	1,687,183	18,812
Allegheny Technologies	147,749	4,462
Freeport-McMoRan	1,446,786	26,939
Newmont Mining	728,680	17,022
Nucor	428,912	18,902
		86,137

Paper & Forest Products 0.1%		
International Paper	582,623	27,727
		27,727
Total Materials		792,153
TELECOMMUNICATION SERVICES 2.3%		
Diversified Telecommunication Services 2.3%		
AT&T	7,171,900	254,746
CenturyLink	788,556	23,168
Frontier Communications (2)	1,614,174	7,990
Level 3 Communications (1)	401,100	21,126
Verizon Communications	5,641,593	262,954
Total Telecommunication Services		569,984
UTILITIES 2.8%		
Electric Utilities 1.6%		
American Electric Power	675,944	35,805
Duke Energy	952,869	67,292
Edison International	449,244	24,969
Entergy	241,121	16,999
Eversource Energy	442,800	20,108
Exelon	1,177,291	36,991
FirstEnergy	583,298	18,986
NextEra Energy	607,582	59,561
Pepco	340,700	9,178
Pinnacle West Capital	152,326	8,666
PPL	925,058	27,261
Southern Company	1,248,886	52,328
XCEL Energy	701,754	22,582
		400,726

Gas Utilities 0.0%		
AGL Resources	168,410	7,841
		7,841
Independent Power & Renewable Electricity Producers 0.1%		
AES	924,193	12,255
NRG Energy	456,700	10,449
Talen Energy (1)	115,545	1,983
		24,687
Multi-Utilities 1.1%		
Ameren	338,564	12,757
CenterPoint Energy	555,829	10,577
CMS Energy	360,820	11,489
Consolidated Edison	409,251	23,687
Dominion Resources	810,558	54,202
DTE Energy	249,988	18,659
NiSource	422,578	19,265
PG&E	662,414	32,525
Public Service Enterprise	697,294	27,390
SCANA	199,900	10,125
Sempra Energy	316,654	31,330
Teco Energy	327,776	5,789
Wec Energy (2)	439,743	19,775
		277,570
Total Utilities		710,824
Total Common Stocks (Cost $15,257,839)		25,157,437
SHORT-TERM INVESTMENTS 0.4%		
Money Market Funds 0.4%		
T. Rowe Price Reserve Investment Fund, 0.07% (3)(4)	86,086,652	86,087
		86,087

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $15,537,962)	$ 25,437,560
Dividends receivable	28,961
Receivable for investment securities sold	20,499
Receivable for shares sold	10,792
Variation margin receivable on futures contracts	214
Cash	183
Other assets	3,479
Total assets	25,501,688
Liabilities	
Obligation to return securities lending collateral	186,938
Payable for shares redeemed	22,806
Payable for investment securities purchased	15,282
Investment management fees payable	2,116
Due to affiliates	1,609
Other liabilities	2,366
Total liabilities	231,117
NET ASSETS	$ 25,270,571
Net Assets Consist of:	
Undistributed net investment income	$ 6,612
Accumulated undistributed net realized loss	(614,108)
Net unrealized gain	9,897,279
Paid-in capital applicable to 454,818,482 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized	15,980,788
NET ASSETS	$ 25,270,571
NET ASSET VALUE PER SHARE	$ 55.56

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on March 30, 1990. The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization in U.S. stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Income distributions are declared and paid quarterly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

In-Kind Redemptions In accordance with guidelines described in the fund’s prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2015, the fund realized $157,388,000 of net gain on $238,600,000 of in-kind redemptions.

New Accounting Guidance In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2015:

There were no material transfers between Levels 1 and 2 during the six months ended June 30, 2015.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2015, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value, as described in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30, 2015, the fund held equity futures with cumulative unrealized loss of $2,319,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended June 30, 2015, the fund recognized $8,163,000 of realized gain on Futures and a $(4,892,000) change in unrealized gain/loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. As of June 30, 2015, securities valued at $5,324,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2015, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2015, the value of loaned securities was $182,716,000; the value of cash collateral and related investments was $186,938,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $1,794,963,000 and $867,298,000, respectively, for the six months ended June 30, 2015.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Because the fund is required to use capital loss carryforwards that do not expire before those with expiration dates, all or a portion of its capital loss carryforwards subject to expiration could ultimately go unused. As of December 31, 2014, the fund had $360,548,000 of available capital loss carryforwards, which expire as follows: $143,104,000 in fiscal 2016, and $36,622,000 in fiscal 2017; $180,822,000 have no expiration.

At June 30, 2015, the cost of investments for federal income tax purposes was $16,114,028,000. Net unrealized gain aggregated $9,321,213,000 at period-end, of which $10,171,512,000 related to appreciated investments and $850,299,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.10% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through April 30, 2016. During the limitation period, Price Associates is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.30%. The fund is required to repay Price Associates for expenses previously reimbursed and management fees waived to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a reimbursement or waiver or, in any case, later than April 30, 2018. At June 30, 2015, there were no amounts subject to repayment by the fund. For the six months ended June 30, 2015, the fund operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2015, expenses incurred pursuant to these service agreements were $73,000 for Price Associates; $1,185,000 for T. Rowe Price Services, Inc.; and $735,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2015, the fund was charged $1,296,000 for shareholder servicing costs related to the college savings plans, of which $1,072,000 was for services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At June 30, 2015, approximately 5% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds and T. Rowe Price Target Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2015, the fund was allocated $16,094,000 of Retirement Funds’ expenses, of which $6,735,000 related to services provided by Price. At period-end, the amount payable to Price pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At June 30, 2015, 75% of the outstanding shares of the fund were held by the Retirement Funds.

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 13, 2015, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations (subject to a contractual expense limitation agreed to by the Advisor). The Board concluded that the advisory fee structure for the fund continued to be appropriate.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. After including fee waivers and/or expenses paid by the Advisor pursuant to the contractual expense limitation, the information provided to the Board indicated that the fund’s management fee rate was below the median for comparable funds, and the fund’s total expense ratio was above the median for certain groups of comparable funds and below the median for other groups of comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the mutual fund business is generally more complex from a business and compliance perspective than the institutional business and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date August 17, 2015